SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) ₪ in Thousands, $ in Thousands	Jun. 30, 2021 ILS (₪) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2020 USD ($) shares
Number of Ordinary Shares
Authorized share capital | shares	1,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Issued and paid-up share capital | shares	696,748,668	696,748,668	349,169,545	349,169,545
Issued and paid-up share capital | $		$ 20,496,207		$ 9,869,795
NIS [Member]
Number of Ordinary Shares
Authorized share capital | ₪	₪ 150,000,000		₪ 150,000,000
Issued and paid-up share capital | ₪	₪ 69,674,867		₪ 34,916,955